Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrants liabilities – Private Warrants	$ 411,038	$ 522,579